Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land	¥ 274,551	¥ 283,893
Buildings	1,638,202	1,656,087
Machinery and equipment	1,804,982	1,778,552
Construction in progress	46,940	54,786
Property, Plant and Equipment, Gross, Total	3,764,675	3,773,318
Less accumulated depreciation	(2,638,055)	(2,578,342)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,126,620	¥ 1,194,976